May 1, 1999

                        GENERAL CALIFORNIA MUNICIPAL
                           MONEY MARKET FUND

                            GENERAL MUNICIPAL MONEY
                               MARKET FUND

                          GENERAL NEW YORK MUNICIPAL
                             MONEY MARKET FUND

                           SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1999

      THE   FOLLOWING   INFORMATION  SUPPLEMENTS  AND  SUPERSEDES  ANY  CONTRARY
INFORMATION RELATING TO THE FUND CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES - BUYING SHARES":

      Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m. Eastern time for the municipal money market funds, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

      If your payments are received in or converted into Federal Funds by 4:00 p.m. for the municipal money market funds, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m. you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m. for the municipal money market funds, and Federal Funds are received by 4 p.m., the shares will be purchased at the next NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m. but by 8:00 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

                                                                   gens0599/cmn




                                                                    May 1, 1999

                           GENERAL MUNICIPAL MONEY
                                 MARKET FUND

                           SUPPLEMENT TO PROSPECTUS
                              DATED APRIL 1, 1999

      THE   FOLLOWING   INFORMATION  SUPPLEMENTS  AND  SUPERSEDES  ANY  CONTRARY
INFORMATION RELATING TO THE FUND CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "ACCOUNT POLICIES - BUYING SHARES":

      Your price for fund shares is the fund's net asset value (NAV), which is generally calculated three times a day, at 12:00 noon, 2:00 p.m. and 8:00 p.m. Eastern time for the municipal money market fund, every day the New York Stock Exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

      If your payments are received in or converted into Federal Funds by 4:00 p.m. for the municipal money market fund, you will receive the dividend declared that day. If your payments are received in or converted into Federal Funds after 4:00 p.m. you will begin to accrue dividends on the following business day. Qualified institutions may telephone orders to buy shares. If such an order is made by 2:00 p.m. for the municipal money market fund, and Federal Funds are received by 4 p.m., the shares will be purchased at the next NAV determined after the telephone order is accepted and will receive the dividend declared that day. If such an order is made after 2:00 p.m., but by 8:00 p.m., and Federal Funds are received by 11 a.m. the next business day, the shares will be purchased at the NAV determined at 8 p.m. and will begin to accrue dividends on the next business day. All times are Eastern time.

                                                                       918s0599